Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
12.	SEGMENT INFORMATION

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each segment’s revenue, operating income (loss) which is considered as a segment operating performance measure, for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Revenues:
Utility Products and Related Services	3,465,239	3,870,995	3,439,563	528,651
Mobile Entertainment	281,671	693,195	1,496,443	229,999
Others	26,967	460	38,751	5,956

Total consolidated revenues	3,773,877	4,564,650	4,974,757	764,606

Operating income (loss):
Utility Products and Related Services	737,668	843,518	979,447	150,537
Mobile Entertainment	(115,283)	(531,989)	(417,350)	(64,146)
Others	(89,747)	(17,828)	(41,901)	(6,440)

	532,638	293,701	520,196	79,951
Unallocated expenses(i)	(315,740)	(306,149)	(73,316)	(11,268)

Total consolidated operating income (loss)	216,898	(12,448)	446,880	68,683

(i)	Unallocated items include share-based compensation which are not allocated to segments.